Related Party Transactions and Balances (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transactions and Balances (Details) [Line Items]
Ownership description	the Company purchased health products of $3,907 from Furuikang biomedical Technology (Zhejiang) Co., Ltd. (“FuruiKang”). The shareholder of Furuikang is a beneficial owner of the Company. The transactions are arm-length transactions. As of December 31, 2021, the amount due from Mr. Zhiyong Tang, the Company’s Chief Executive Officer, was $5,941. This amount was advanced travel fees and non-interest bearing. During the fiscal year 2021, the Company and Ms. Yuan Shen had agreed to offset the advanced loan of $91,954 provided in fiscal year 2020 with the balance due to Ms. Yuan Shen. After the offsetting, the amount due to Mr. Yuan Shen was $119,210 (Refer to Note 18.2). The amount was non-interest bearing and due on demand.
Due from related parties	$ 5,941
Payables to related party	3,907
Yuvan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Advanced loan	91,954
Due to related parties	123,117
Zhiyong Tang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due from related parties	5,941
Yuvan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due to related parties	$ 119,210